Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accrued utilities and related expenses (Notes 25 and 28)	₱ 63,105	₱ 64,624
Accrued taxes and related expenses (Note 27)	11,464	11,918
Current portion of contract liabilities and unearned revenues	10,063	8,595
Accrued employee benefits and other provisions (Note 28)	9,087	10,397
Liability from redemption of preferred shares	7,842	7,849
Accrued interests and other related costs (Note 29)	1,783	1,872
Others	2,769	2,504
Accrued expenses and other current liabilities	₱ 106,113	₱ 107,759